Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ (114,890)	$ (64,150)
Items not involving cash:
Depreciation of property and equipment	2,321	3,105
Amortization of intangible assets	2,443	2,475
Gain on disposition of assets
Stock-based compensation
Changes in operating working capital:
Decrease (increase) in accounts receivable	76,598	59,213
Decrease (increase) in investment tax credits	(28,992)	(42,225)
Decrease (increase) in prepaid expenses	6,665	8,395
Increase (decrease) in accounts payable	4,524	66,762
Increase (decrease) in accrued liabilities	(6,424)	(9,998)
Increase (decrease) in deferred revenue	6,714	49,044
Cash flows provided by operating activities	(51,041)	72,651
INVESTING ACTIVITIES
Purchase of property and equipment		(3,364)
Proceeds on sale of assets
Cash flows used in investing activities		(3,364)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(282,128)	(159,967)
Increase in cash and cash equivalents	(333,169)	(90,680)
Cash and cash equivalents, beginning of period	1,591,507
Cash and cash equivalents, end of period	$ 1,258,338	$ 1,671,491